UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    November 9, 2000

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $1,425,054


List of Other Included Managers:

FORM 13 F              SEPTEMBER 2000
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                                           FORM 13F INFORMATION TABLE
NAME OF ISSUER         TITLE OF
                       CLASS     CUSIP   VALUE   SHARES /   SH/ INVESTMENTOTHER           VOTING AUTHORITY
                                         (x$1000  PRN AMT   PRN DISCRETION  MGR   SOLE    SHARED   NONE
AK STL HLDG CORP       COMMON  001547108 34,211  3,649,141  SH     SOLE       0 1,755,410      0 1,893,731
ALLEGHANY CORP DEL     COMMON  017175100 68,045    347,170  SH     SOLE       0   171,123      0   176,047
ALLEGHENY TECHNOLOGIES COMMON  01741R102 44,282  2,443,118  SH     SOLE       0 1,184,100      0 1,259,018
AMERICAN STD COS INC DECOMMON  029712106 48,348  1,088,000  SH     SOLE       0   527,100      0   560,900
ATMOS ENERGY           COMMON  049560105 40,192  1,948,700  SH     SOLE       0   950,100      0   998,600
BALL CORP              COMMON  058498106 41,409  1,306,786  SH     SOLE       0   636,000      0   670,786
CITIZENS COMMUNICATION COMMON  17453B101 46,077  3,428,950  SH     SOLE       0 1,655,550      0 1,773,400
DEVON ENERGY CORP      COMMON  25179M103    555      9,228  SH     SOLE       0     9,228      0         0
ENGELHARD CORP         COMMON  292845104 41,037  2,525,350  SH     SOLE       0 1,225,600      0 1,299,750
F M C CORP             COM NEW 302491303 82,260  1,226,620  SH     SOLE       0   594,320      0   632,300
FOOTSTAR INC           COMMON  344912100 50,250  1,555,139  SH     SOLE       0   751,145      0   803,994
FORT JAMES CORP        COMMON  347471104 79,595  2,604,350  SH     SOLE       0 1,251,850      0 1,352,500
FORTUNE BRANDS INC     COMMON  349631101 40,684  1,535,250  SH     SOLE       0   744,450      0   790,800
GRACE W R & CO DEL     COMMON  38388F108 12,714  1,849,350  SH     SOLE       0   834,850      0 1,014,500
HERCULES INC           COMMON  427056106 64,107  4,538,578  SH     SOLE       0 2,197,200      0 2,341,378
KERR MCGEE CORP        COMMON  492386107 35,878    541,553  SH     SOLE       0   262,420      0   279,133
KINDER MORGAN INC KANS COMMON  49455P101 17,634    430,750  SH     SOLE       0   206,350      0   224,400
NORTHEAST UTILS        COMMON  664397106 28,616  1,319,477  SH     SOLE       0   636,450      0   683,027
OCEAN ENERGY INC TEX   COMMON  67481E106 68,029  4,406,750  SH     SOLE       0 2,134,650      0 2,272,100
ONEOK INC              COMMON  682680103 41,105  1,034,100  SH     SOLE       0   504,500      0   529,600
PACTIV CORP            COMMON  695257105 57,951  5,179,950  SH     SOLE       0 2,487,150      0 2,692,800
RAYTHEON CO            CL B    755111408 58,995  2,074,550  SH     SOLE       0 1,000,450      0 1,074,100
STANLEY WORKS          COMMON  854616109 37,316  1,618,050  SH     SOLE       0   785,150      0   832,900
SUNOCO, INC.           COMMON  86764P109 42,885  1,592,019  SH     SOLE       0   767,869      0   824,150
TJX COS INC NEW        COMMON  872540109 51,573  2,292,150  SH     SOLE       0 1,106,950      0 1,185,200
TOSCO CORP             COM NEW 891490302 37,066  1,188,500  SH     SOLE       0   583,700      0   604,800
UGI CORP NEW           COMMON  902681105 36,489  1,504,700  SH     SOLE       0   691,000      0   813,700
U S INDS INC NEW       COMMON  912080108 36,379  3,660,800  SH     SOLE       0 1,777,050      0 1,883,750
VENATOR GROUP INC      COMMON  922944103 75,736  6,120,092  SH     SOLE       0 2,963,700      0 3,156,392
WASTE MANAGEMENT       COMMON  94106L109 66,041  3,787,300  SH     SOLE       0 1,843,600      0 1,943,700
WESTERN RES INC        COMMON  959425109 39,595  1,831,000  SH     SOLE       0   915,400      0   915,600